Stockholders Equity (Details 5) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Outstanding Number of options	2,012,163	7,163	2,425	2,426	316
Weighted Average price	$ (7.13)	$ (22.34)		$ (53.6)	$ 322
Number of Options Exercisable	6,663	6,788		1,176
Weighted Average Exercise Price Exercisable	$ 7.43	$ 21.36		$ 53.6
Exercise Price Range One [Member]
Range of exercise price minimum		$ 9.80
Range of exercise price maximum		$ 15.20
Options Outstanding Number of options		5,488
Weighted Average price		$ 10.93
Weighted Average Remaining Contractual Life		4 years 8 months 12 days
Number of Options Exercisable		5,488
Weighted Average Exercise Price Exercisable		$ 10.93
Exercise Price Range Two [Member]
Range of exercise price		$ 40.00
Options Outstanding Number of options		1,500
Weighted Average price		$ 40
Weighted Average Remaining Contractual Life		3 years 10 months 24 days
Number of Options Exercisable		1,125
Weighted Average Exercise Price Exercisable		$ 40
Exercise Price Range Three [Member]
Range of exercise price		$ 228.00
Options Outstanding Number of options		175
Weighted Average price		$ 228
Weighted Average Remaining Contractual Life		2 years 12 months 24 days
Number of Options Exercisable		175
Weighted Average Exercise Price Exercisable		$ 228